Taxes - Components of Income Tax Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of income taxes [Line Items]
Current tax expense			$ 24,552	$ 30,413	$ 17,007
Deferred tax expense (benefit):
Origination and reversal of temporary differences			553	247	(1,164)
Utilization (benefit) of tax losses, net			2,299	(3,198)	(389)
Change in the statutory rate			(15)	(172)	(102)
Total deferred tax expense (benefit)			2,837	(3,123)	(1,655)
Total income taxes			27,389	27,290	15,352
Total income taxes attributable to continued operation	$ 1,219		25,433	12,971	13,275
Aggregate continuing and discontinued operations
Deferred tax expense (benefit):
Total deferred tax expense (benefit)			2,055	(5,960)	(1,590)
Total income taxes			25,433	12,971	13,275
Discontinued operations
Deferred tax expense (benefit):
Total deferred tax expense (benefit)			782	2,838	(65)
Total income taxes			$ 1,956	$ 14,319	$ 2,077

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4